SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment	4
Number of reportable segments | segment	4
Revenues	$ 297,200	$ 245,316	$ 205,622
Gross profit	261,801	220,104	188,060
RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	252,239	227,134	205,622
Gross profit	222,219	204,467	188,060
JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	44,961	18,182	0
Gross profit	39,582	15,637	0
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	287,149	239,107	200,082
Gross profit	256,229	217,858	186,263
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	246,649	221,213	200,082
Gross profit	221,093	202,441	186,263
US | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	40,500	17,894	0
Gross profit	35,136	15,417	0
Europe and RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,051	6,209	5,540
Gross profit	5,572	2,246	1,797
Europe and RoW | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,590	5,921	5,540
Gross profit	1,126	2,026	1,797
Europe and RoW | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,461	288	0
Gross profit	$ 4,446	$ 220	$ 0